Equity Awards - Stock Option Plan Activity (Detail) (Service and performance-based employee and director stock options, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, options exercisable	$ 5,500	[1]
Aggregate intrinsic value, options expected to vest	$ 0	[1]
Average remaining contractual life, options outstanding	5 years 4 months 24 days	[1]
Average remaining contractual life, options exercisable	3 years 10 months 24 days
Average grant date fair value, beginning of period	$ 2.59		$ 2.05	[2]	$ 1.99	[2]
Average grant date fair value, options granted	$ 1.07		$ 4.13		$ 2.16
Average grant date fair value, forfeited	$ 2.52		$ 2.68		$ 0.91
Average grant date fair value, exercised			$ 2.00		$ 0.34
Average grant date fair value, end of period	$ 1.73	[1]	$ 2.59		$ 2.05	[2]
Average exercise price, beginning of period	$ 3.90		$ 3.36	[2]	$ 3.43	[2]
Average exercise price, options granted	$ 1.46		$ 5.63		$ 2.87
Average exercise price, forfeited	$ 3.48		$ 3.97		$ 1.73
Average exercise price, exercised			$ 2.88		$ 1.09
Average exercise price, end of period	$ 2.53	[1]	$ 3.90		$ 3.36	[2]
Average exercise price, options exercisable	$ 3.59	[1]
Average exercise price, options expected to vest	$ 1.96
Options outstanding, beginning balance	1,781,499		1,388,746	[2]	1,140,402	[2]
Options granted	2,193,701		430,855		287,003
Options forfeited	(90,007)		(32,295)		(36,650)
Options exercised			(5,807)		(2,009)
Options outstanding, ending balance	3,885,193	[1]	1,781,499		1,388,746	[2]
Options exercisable on December 31, 2012	1,372,380	[1]
Options expected to vest as of December 31, 2012	2,512,813

[1]	On December 31, 2012, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.
[2]	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were classified as liability awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.